Income Taxes (Effective and Statutory Rate Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Entity Information [Line Items]
Non-cash capital contribution		$ 40.0	$ 97.1
Statutory Federal tax rate	21.00%	21.00%	35.00%
State taxes, net of Federal tax benefit	1.40%	0.10%	0.40%
Depreciation of flow-through differences	(0.10%)	(0.10%)	0.20%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation and Amortization, Percent	(28.20%)	(4.60%)	(1.00%)
Effective Income Tax Rate Reconciliation, Tax Credit, Percent	(0.30%)	(0.30%)	0.30%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	0.00%	15.50%	(11.40%)
Effective Income Tax Rate Reconciliation, Permanent Difference, Percent	0.00%	0.10%	0.10%
Other, net	0.00%	(1.20%)	(2.50%)
Effective tax rate	(6.20%)	30.50%	21.10%